Retrospective Adjustments (Tables) - DevvStream Corp [Member]	12 Months Ended
Jul. 31, 2025
Retrospective Adjustments (Tables) [Line Items]
Schedule of Calculation of the Weighted Average Number of Shares

The below is the calculation of the weighted average number of shares of the Company for the year ended July 31, 2024, as presented in the consolidated statement of operations, before and after accounting for the Retrospective Impact:

For the year ended July 31, 2024	As presented in prior year	Retrospective Impact
SVS outstanding, July 31, 2023	28,419,790	—
MVS outstanding, July 31, 2023	4,650,000	—
Common shares outstanding, July 31, 2023	—	1,145,774
Effect of shares issued for warrant exercises	1,125,318	17,210
Weighted average number of shares outstanding	34,195,108	1,162,984

Schedule of Movement of the Number of Share Purchase Warrants

The below sets forth the movement of the number of share purchase warrants, in Note 13(c), during the year ended July 31, 2024, before and after the application of the Retrospective Impact:

Number of warrants	Prior to Retrospective Impact	After Retrospective Impact
Balance, July 31, 2023	9,872,351	150,908
Exercised	(1,183,333)	(18,097)
Balance, July 31, 2024	8,689,018	132,811

Schedule of Movement of the Number of Stock Options

The below sets forth the movement of the number of stock options, in Note 13(d), during the year ended July 31, 2024, before and after the application of the Retrospective Impact:

Number of stock options	Prior to Retrospective Impact	After Retrospective Impact
Balance, July 31, 2024	4,105,000	62,772
Exercisable, July 31, 2024	2,190,250	33,496

Schedule of Movement of the Number of RSUs

The below sets forth the movement of the number of RSUs, in Note 13(e), during the year ended July 31, 2024, before and after the application of the Retrospective Impact:

Number of RSUs	Prior to Retrospective Impact	After Retrospective Impact
Balance, July 31, 2023	6,780,000	103,686
Exercised	1,163,572	17,789
Balance, July 31, 2024	7,943,572	121,475